Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	$ 2,620	$ 3,403
Level 1 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	2,620	3,403
Level 1 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 2 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 2 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	977	2,227
Level 3 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 3 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	$ 977	$ 2,227